Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Madison Investment Advisors, Inc.
Address: 550 Science Drive, Madison, WI 53711
Form 13F File Number: 28-03477

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Scottsdale, Arizona
October 30, 2003

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None (but see below)

Form 13F Information Table Entry Total: 64
Form 13F Information Table Value Total: $1,856,392 (thousands)

List of Other Included Managers: None
  Note that this filing by Madison Investment Advisors, Inc.
  includes its separately registered investment advisor subsidiary:
     Madison Mosaic, LLC d/b/a Mosaic Funds
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
                                TITLE                       FORM 13F INFORMATION TABLE
                                 OF                  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- --------- -------- -------- --- ---- ------- ---------- ------ -------- ------
A.G. Edwards, Inc.             COM         281760108      718   18705 SH       SOLE                  18705
Altria Group                   COM         02209s103      553   12635 SH       SOLE                    850         11785
American International Group   COM         026874107    63295 1096975 SH       SOLE                 971359        125616
Automatic Data Processing      COM         053015103    46144 1287132 SH       SOLE                1191407         95725
Berkshire Hathaway Inc Class A COM         084670108      450       6 SH       SOLE                      6
Berkshire Hathaway Inc. Del Cl COM         084670207    62290   24956 SH       SOLE                  21671          3285
Boeing                         COM         097023105      232    6750 SH       SOLE                                 6750
Bristol-Myers Squibb           COM         110122108     2576  100375 SH       SOLE                  34972         65403
Charter One Fin Inc.           COM         160903100     3883  126896 SH       SOLE                  56316         70580
Cisco Systems, Inc.            COM         17275R102     1409   71935 SH       SOLE                  28045         43890
Comcast, Corp. - Cl A          COM         20030N101      527   17095 SH       SOLE                  17095
Comcast, Corp. - Special Cl A  COM         20030N200    52156 1759659 SH       SOLE                1538794        220865
Costco Wholesale Corp          COM         22160K105    59166 1899374 SH       SOLE                1671884        227490
Del Monte Foods Co.            COM         24522P103     4050  464970 SH       SOLE                 194555        270415
Dover Corp.                    COM         260003108    67431 1906433 SH       SOLE                1686533        219900
Edwards Lifesciences Corp      COM         28176E108     1973   72840 SH       SOLE                  47240         25600
Ethan Allen Interiors          COM         297602104     3383   93970 SH       SOLE                  35645         58325
Expeditors International Wash  COM         302130109     3429   99690 SH       SOLE                  42805         56885
Freddie Mac                    COM         313400301    64051 1223521 SH       SOLE                1071922        151599
Hasbro Inc.                    COM         418056107     1374   73535 SH       SOLE                  73535
Health Mgmt Assoc. Inc.-A      COM         421933102     9097  417085 SH       SOLE                 358335         58750
Hewitt Associates Inc          COM         42822q100      331   13600 SH       SOLE                  13600
Home Depot                     COM         437076102     1295   40670 SH       SOLE                  14160         26510
IBM                            COM         459200101      474    5368 SH       SOLE                   2584          2784
Johnson & Johnson              COM         478160104    74658 1507624 SH       SOLE                1325282        182342
Kemet Corp.                    COM         488360108     1123   88140 SH       SOLE                  88140
Kraft Foods, Inc - A           COM         50075N104    67945 2303219 SH       SOLE                2046253        256966
Kroger, Co.                    COM         501044101     2648  148180 SH       SOLE                 105460         42720
Laboratory Crp of Amer Hldgs   COM         50540R409     1634   56930 SH       SOLE                  56930
Liberty Media Corp - A         COM         530718105    61100 6128408 SH       SOLE                5385211        743197
Liz Claiborne                  COM         539320101    59187 1738245 SH       SOLE                1520919        217326
MBIA, Inc.                     COM         55262C100     1748   31802 SH       SOLE                   8940         22862
MBNA Corp.                     COM         55262L100    64155 2813797 SH       SOLE                2508951        304846
MGIC Investment                COM         552848103    53118 1020128 SH       SOLE                 922708         97420
Markel Corp.                   COM         570535104    51935  194512 SH       SOLE                 169465         25047
Marshall & Ilsley              COM         571834100     1607   50976 SH       SOLE                  12135         38841
McDonalds                      COM         580135101    54759 2326227 SH       SOLE                2085273        240954
Merck & Co                     COM         589331107    56071 1107684 SH       SOLE                 978148        129536
Mercury General Corp.          COM         589400100    35967  803194 SH       SOLE                 735063         68130
Microsoft Corp                 COM         594918104    63206 2273583 SH       SOLE                2013985        259598
Mohawk Industries, Inc.        COM         608190104    78747 1104134 SH       SOLE                 983659        120475
Morgan Stanley                 COM         617446448    67764 1342934 SH       SOLE                1177279        165655
NASDAQ-100 Index Tracking      COM         631100104     1536   47365 SH       SOLE                  13130         34235
Natuzzi Spa-SP ADR             COM         63905A101     1262  123765 SH       SOLE                 123765
Nokia Corp. Spons ADR          COM         654902204    45147 2894066 SH       SOLE                2559821        334245
Odyssey Re Holdings Corp       COM         67612W108     4956  240840 SH       SOLE                 105325        135515
Office Depot                   COM         676220106     3314  235895 SH       SOLE                 107230        128665
Pepsico                        COM         713448108      646   14100 SH       SOLE                  14100
Pfizer, Inc.                   COM         717081103    81610 2686294 SH       SOLE                2364264        322030
Proctor & Gamble               COM         742718109      236    2540 SH       SOLE                   2540
Scripps Co. (E.W.) - Cl A      COM         811054204    46161  542433 SH       SOLE                 479813         62620
Southtrust Corp                COM         844730101     2362   80449 SH       SOLE                  54450         25999
Target Corporation             COM         87612E106    55481 1474392 SH       SOLE                1353937        120455
Tiffany & Co.                  COM         886547108     2678   71750 SH       SOLE                  26560         45190
U.S. Bancorp                   COM         902973304    50046 2086123 SH       SOLE                1934298        151825
Valassis Communications, Inc.  COM         918866104     1092   41355 SH       SOLE                  41355
Viacom Inc. - Cl B             COM         925524308    51829 1353249 SH       SOLE                1190967        162282
Walgreen Co                    COM         931422109    47215 1540961 SH       SOLE                1370871        170090
Washington Mutual Inc.         COM         939322103     1628   41350 SH       SOLE                  13350         28000
Waste Management, Inc.         COM         94106L109    63542 2428057 SH       SOLE                2159192        268865
Wells Fargo & Co               COM         949746101    85550 1661170 SH       SOLE                1482940        178230
White Mountains Insurance Grp  COM         G9618E107     4947   12460 SH       SOLE                   5230          7230
Willis Group Holdings LTD      COM         G96655108    56055 1822925 SH       SOLE                1605860        217065
Yum! Brands Inc.               COM         988498101     1440   48625 SH       SOLE                  47825           800
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